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                                 THE ZWEIG FUND



                                QUARTERLY REPORT
                                ----------------
                                 MARCH 31, 1998

                                                                 April 24, 1998



Dear Shareholder:

     The Zweig Fund's net asset value increased 9.5% during the three months ended March 31, 1998, including the $0.31 distribution paid on January 9, 1998. During the same period the Standard & Poor's 500 Index gained 13.9%, including dividends. The Fund's equity exposure during the first quarter averaged approximately 86%.

     I believe that we timed the market right during the quarter. Counting bonds as well as stocks, we were over 90% invested. For us this is quite bullish, especially compared to our long-term average exposure of about 60% to 65%. However this was one of those markets where the S&P 500 Index was beating everything. Given the fact that we tend to pick more conservative stocks, I consider our 9.5% return pretty decent.

--------------------------------------------------------------------------------
                              DISTRIBUTION DECLARED
--------------------------------------------------------------------------------

     On March 16, 1998, the Fund announced a distribution of $0.33 per share payable on April 27, 1998 to shareholders of record on April 9, 1998. Including this distribution, our total payout since the Fund's inception is now $12.89 per share.

--------------------------------------------------------------------------------
                                 MARKET OUTLOOK
--------------------------------------------------------------------------------

     The recent series of bank mergers has had a positive impact on the equity markets. People have been bidding up the prices of banks and other financial institutions in anticipation of more mergers. This is not happening in just the U.S. We have seen large mergers of Canadian banks and the same is occurring in Europe. What we are witnessing is the consolidation of the entire financial industry.

     There are at least two reasons for the merger activity. One is cost savings and that has been going on in the banking field for several years. Merged banks eliminate duplicate expenses and the surviving company tends to be more profitable. Another reason, typified by the Citicorp-Travelers merger, is the opportunity of cross-selling of various products to new customers. We are surely going to see more similar mergers. Whether this is ultimately good or bad, I just don't know. Let the historians worry about the consequences five or ten years from now. But, for the present, it is a plus.

     A more significant plus is the record $37.5 billion that investors poured into long-term mutual funds in March, beating the previous peak of $33.2 billion in January, 1996. More and more is going into so-called aggressive funds. Although I get a little nervous when the flow into aggressive funds is so high, I remember that the market did quite well after January, 1996.

     Part of the reason for the heavy inflow is the strong economy that has put an awful lot of money into the hands of more Americans. Baby boomers, in particular, are approaching middle age and tend to save more. Meanwhile, legislation has made available new and improved vehicles like 401Ks, IRAs, Roth IRAs, and various annuities that make it more attractive to save through mutual funds. Also, the lower tax rates on capital gains give investors a better break with their earnings. All in all, we have seen a structural change which is beneficial to the markets.

     When fund managers know that they will continue to be inundated with new money, they tend to hold less cash. The uninvested cash position at mutual funds in March was down to 4.6% of domestic stock fund assets, the lowest point in two or three decades. However cash levels were lower in the 1950s and 1960s and stocks went higher. I would feel better about the market if mutual funds held more uninvested cash but you can't have everything. It is late in the bull market and you can't expect things to be as they are early in such a market.

     The slowdown in Asia has had an adverse effect on the earnings of some multi-national companies. They are hurting because of the stronger dollar and, to some extent, the weakening of their sales to Asia. I am not terribly concerned because the trade-off is lower inflation and higher multiples for stocks. Of course I would be concerned if earnings fell off the cliff. I don't know if that is going to happen but it is a potential one has to watch carefully.

     Producer prices fell for the fifth consecutive month in March and consumer prices were flat. But that does not worry me. Moderate deflation historically has been very bullish for stocks. However extreme deflation is terrible. For producer prices, you can take a six-month range and analyze it. When we have been at zero to minus 10%, which is moderate deflation, the Dow Jones average climbed more than 49% a year, which is remarkable. But when the producer price index fell more than 10% annualized, the Dow declined 26.6% a year.

     My theory of calculating the impact of higher deflation or inflation uses a chicken soup analogy. One bowl is fine if you are ill and two bowls may actually be good for you. But ten bowls will make you sick. As with chicken soup, a little bit of deflation or inflation may serve a function but a larger dose is another story. I am not concerned about where we stand now on deflation but I would be alarmed if it deepened and got really worse.

     Analysts have been commenting for some time about a resemblance between the apparent excesses in the U.S. markets today and those of Japan in 1989. I do not think the comparison is valid. Our price/earnings ratios are nowhere near Japan's in the late 1980s. We don't have all the cross-ownerships of stocks. We don't have a rigged economy and a rigged stock market. Things are not nearly as bad as they were in Japan. However I have some concern about our own valuations.

     The markets are not cheap. That's okay for now because markets can stay overvalued or undervalued for long periods of time. I have found that valuations are a very poor forecaster for near-term and intermediate-term market movements. When stocks get overvalued, their performance over the subsequent five to ten years tends to be sub-normal but it doesn't really tell you much about the next three to six months. Another relatively poor indicator of market direction is insider sales, which are currently at a five-year high. The highest insider sales I saw were in the fall of 1982, just a couple of months after the bull market began. They clearly were wrong. Insiders tend to sell strength and buy weakness. We are enjoying a lot of strength so they are selling.

     Summing up, the major market positives include the lack of inflation and the huge amounts of savings and money pouring into the market through mutual funds and other sources. The biggest negatives include the potential problems developing out of Asia and the high levels of valuation.

     At this writing my key indicators are bullish. Counting stocks and bonds we are about 90% invested, a pretty aggressive position for us. However I remain committed to my risk-averse mandate. As always, I will react quickly to adjust our market exposure as conditions warrant.

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

     Implementing my basic allocation strategy, the majority of our stocks continue to be selected on the basis of a proprietary computer-driven model that employs various criteria--including price/earnings ratios, earnings growth, cash flow, and price-to-book value ratios--to evaluate and rank stocks. We consider about 750 stocks with the highest dividend yields from a universe of approximately 1,500 of the most liquid stocks.

This procedure has been in effect since the beginning of 1995.

     At the end of the  first  quarter  our  leading  industry  groups  included financial services, utilities, oil and oil services, manufacturing, telecommunications, and the automotive sector. All of the above groups also occupied prominent positions at the close of 1997. The most significant changes during the quarter included an increase for financial services and a decline for oil and oil services.

     Among our largest individual holding are Ford, Bear Stearns, Sun, General Public Utilities, Ahmanson, General Motors, Providian, Dell, PaineWebber, and Travelers.

     New to our largest positions are General Motors, Providian, Dell, and PaineWebber. All were previously held but increased in market value without further acquisitions. Dell, in particular, showed a significant gain. Ahmanson, one of our largest holdings, benefitted from a recent announcement that Washington Mutual plans to take over the company.

     The quarter saw a decline for RJR/Nabisco, USX-Marathon, YPF, and Pennzoil but these holdings still have prominent positions in our portfolio because they rank favorably in our models.

     Utilities, which had benefitted from the so-called flight to quality in the fourth quarter, cooled down but financial services picked up. Strong performances among our other holdings included those of Telefonica de Espana and Telebras.


                                                   Sincerely,

                                                   /s/ MARTIN E. ZWEIG

                                                   Martin E. Zweig, Ph.D.
                                                   Chairman

                              THE ZWEIG FUND, INC.
                             STATEMENT OF NET ASSETS
                                 March 31, 1998
                                   (Unaudited)

                                                                                   Number of
                                                                                     Shares            Value
                                                                                   ---------        -----------
COMMON STOCKS                                                        85.91%
AEROSPACE & DEFENSE                                                   0.90%
     B.F. Goodrich Co. ....................................................           73,300       $  3,742,881
     Raytheon Co. Class A .................................................           47,430          2,697,581
                                                                                                   ------------
                                                                                                      6,440,462
                                                                                                   ------------
APPAREL MANUFACTURER                                                  0.24%
     Russell Corp. ........................................................           46,100          1,236,056
     VF Corp. .............................................................            9,200            483,575
                                                                                                   ------------
                                                                                                      1,719,631
                                                                                                   ------------
AUTOMOTIVE                                                            4.64%
     Chrysler Corp. .......................................................          158,900          6,604,281
     Ford Motor Co. .......................................................          223,100         14,459,669
     General Motors Corp. .................................................          147,600          9,953,775
     Volvo AB, ADR ........................................................           71,300          2,272,688
                                                                                                   ------------
                                                                                                     33,290,413
                                                                                                   ------------
CHEMICALS                                                             2.11%
     Dow Chemical Corp. ...................................................           68,100          6,622,725
     Goodyear Tire & Rubber Co. ...........................................           56,700          4,295,025
     Millennium Chemicals, Inc. ...........................................           87,700          2,937,950
     Wellman, Inc. ........................................................           58,600          1,267,225
                                                                                                   ------------
                                                                                                     15,122,925
                                                                                                   ------------
CONSUMER DURABLES                                                     1.71%
     Cooper Tire & Rubber Co. .............................................          193,500          4,595,625
     Whirlpool Corp. ......................................................          112,000          7,679,000
                                                                                                   ------------
                                                                                                     12,274,625
                                                                                                   ------------
CONSUMER PRODUCTS                                                     0.13%
     American Greetings Corp. .............................................           19,900            915,400
                                                                                                   ------------
CONTAINERS & PACKAGING                                                0.13%
     Sea Containers Ltd., Class A .........................................           25,200            971,775
                                                                                                   ------------
ELECTRONICS                                                           1.35%
     Avnet, Inc. ..........................................................           27,600          1,588,725
     General Motors Corp., Class H ........................................          113,400          5,131,350
     Tektronix, Inc. ......................................................           67,500          3,012,188
                                                                                                   ------------
                                                                                                      9,732,263
                                                                                                   ------------
ENGINEERING & CONSTRUCTION                                            0.85%
     Fluor Corp. ..........................................................          122,500          6,094,375
                                                                                                   ------------

                                                                                   Number of
                                                                                     Shares            Value
                                                                                   ---------        -----------
FINANCIALS                                                           14.23%
     A.G.Edwards, Inc. ....................................................          184,650       $  8,078,437
     Bear, Stearns & Co., Inc. ............................................          231,736         11,905,437
     Charter One Financial, Inc. ..........................................           41,185          2,756,821
     Countrywide Credit Industries, Inc. ..................................           71,500          3,802,906
     Fremont General Corp. ................................................           36,150          2,126,072
     GATX Corp. ...........................................................           41,300          3,221,400
     H. F. Ahmanson, & Co. ................................................          124,100          9,617,750
     Hartford Financial Services Group, Inc. ..............................           37,200          4,036,200
     Horace Mann Education Corp. ..........................................           34,300          1,204,788
     Loews Corp. ..........................................................           56,100          5,848,425
     Morgan Stanley Dean Witter ...........................................           58,600          4,270,475
     Old Republic International Corp. .....................................           99,500          4,409,094
     Orion Capital Corp. ..................................................           58,000          3,171,875
     PaineWebber Group, Inc. ..............................................          235,000          9,429,375
     PIMCO Advisors L.P. ..................................................           35,200          1,179,200
     Providian Corp. ......................................................          164,700          9,459,956
     Quinenco S.A., ADR ...................................................           15,400            189,613
     Ryder Systems, Inc. ..................................................          168,500          6,403,000
     Selective Insurance Group, Inc. ......................................           48,000          1,290,000
     Travelers, Inc. ......................................................          138,000          8,280,000
     USF & G Corp. ........................................................           61,500          1,533,656
                                                                                                   ------------
                                                                                                    102,214,480
                                                                                                   ------------
FOOD & BEVERAGE                                                       0.54%
     Adolph Coors Co., Class B ............................................          110,400          3,864,000
                                                                                                   ------------
HOME BUILDERS & MATERIALS                                             0.72%
     Kaufman & Broad Home Corp. ...........................................           98,600          3,210,663
     Lafarge Corp. ........................................................           50,400          1,934,100
                                                                                                   ------------
                                                                                                      5,144,763
                                                                                                   ------------
INDUSTRIAL SERVICES                                                   0.70%
     Browning-Ferris Industries, Inc. .....................................           87,600          2,857,950
     Ogden Corp. ..........................................................           75,800          2,179,250
                                                                                                   ------------
                                                                                                      5,037,200
                                                                                                   ------------
INVESTMENT COMPANIES                                                  3.78%
     Argentina Fund, Inc. .................................................           61,200            807,075
     Blackrock 2001 Term Trust, Inc. ......................................           52,600            456,963
     Blackrock Strategic Term Trust, Inc. .................................           52,600            453,675
     Brazil Fund, Inc. ....................................................           59,500          1,364,781
     Central European Equity Fund, Inc. ...................................           46,400            913,500

                              THE ZWEIG FUND, INC.
                      STATEMENT OF NET ASSETS--(Continued)
                                 March 31, 1998
                                   (Unaudited)

                                                                                   Number of
                                                                                     Shares            Value
                                                                                   ---------        -----------
INVESTMENT COMPANIES--(Continued)
     Chile Fund, Inc. .....................................................           61,400       $  1,062,988
     Emerging Markets Infrastructure Fund, Inc. ...........................          173,500          2,125,375
     Emerging Markets Telecommunications Fund, Inc. .......................           76,800          1,152,000
     Emerging Mexico Fund, Inc. ...........................................           48,500            475,906
     G.T. Global Eastern Europe Fund ......................................           43,100            530,668
     Gabelli Equity Trust, Inc. ...........................................           89,800          1,105,663
     Gabelli Global Multimedia Trust Fund, Inc. ...........................           99,700          1,015,693
     India Fund, Inc. .....................................................           48,100            348,725
     Italy Fund, Inc. .....................................................           29,700            456,638
     Mexico Equity and Income Fund, Inc. ..................................           21,500            212,312
     Mexico Fund, Inc. ....................................................          173,900          3,195,413
     Morgan Stanley Emerging Markets Fund, Inc. ...........................          121,900          1,523,750
     Morgan Stanley India Investment Fund, Inc. ...........................           70,600            560,388
     New Germany Fund, Inc. ...............................................          125,400          2,100,450
     Portugal Fund, Inc. ..................................................           38,200            814,138
     Royce Value Trust, Inc. ..............................................          144,155          2,459,645
     Scudder New Europe Fund, Inc. ........................................          118,100          2,310,331
     Swiss Helvetia Fund, Inc. ............................................           53,600          1,698,450
                                                                                                   ------------
                                                                                                     27,144,526
                                                                                                   ------------
LEISURE                                                               0.50%
     Brunswick Corp. ......................................................           95,800          3,341,025
     Fleetwood Enterprises, Inc. ..........................................            6,100            284,031
                                                                                                   ------------
                                                                                                      3,625,056
                                                                                                   ------------
MANUFACTURING                                                         6.99%
     Aeroquip-Vickers, Inc. ...............................................           57,300          3,312,656
     Borg-Warner Automotive, Inc. .........................................           67,700          4,341,262
     Cincinnati Milacron, Inc. ............................................           61,400          1,957,125
     Cummins Engine Company, Inc. .........................................          110,400          6,085,800
     Dexter Corp. .........................................................           36,700          1,518,463
     Eaton Corp. ..........................................................           26,900          2,560,543
     Herman Miller, Inc. ..................................................          185,200          6,209,978
     Interface, Inc. ......................................................           36,800          1,529,500
     Johnson Controls, Inc. ...............................................           55,800          3,386,363
     PACCAR, Inc. .........................................................           77,800          4,633,963
     Parker Hannifin Corp. ................................................          101,000          5,176,250
     Quanex Corp. .........................................................           17,700            532,106
     Timken Co. ...........................................................          166,000          5,612,875
     Trinity Industries, Inc. .............................................           61,300          3,363,838
                                                                                                   ------------
                                                                                                     50,220,722
                                                                                                   ------------

                                                                                   Number of
                                                                                     Shares            Value
                                                                                   ---------        -----------
METALS & MINING                                                       3.63%
     AK Steel Holdings Corp. ..............................................          167,000       $  3,527,875
     Alcan Aluminum Ltd. ..................................................          135,300          4,228,125
     ASARCO, Inc. .........................................................          105,100          2,804,856
     Birmingham Steel Corp. ...............................................           44,400            727,050
     British Steel Plc, ADR ...............................................          178,700          4,333,475
     Cleveland-Cliffs, Inc. ...............................................           14,700            790,125
     Cyprus Amax Minerals Co. .............................................           87,000          1,446,375
     USX-U.S. Steel Group .................................................          216,700          8,180,425
                                                                                                   ------------
                                                                                                     26,038,306
                                                                                                   ------------
OIL & OIL SERVICES                                                    9.45%
     Apache Corp. .........................................................          131,800          4,843,650
     Ashland, Inc. ........................................................          141,500          8,012,438
     Elf Aquitaine S.A., ADR ..............................................           97,700          6,326,075
     Equitable Resources, Inc. ............................................           44,300          1,472,975
     Helmerich & Payne, Inc. ..............................................           98,800          3,087,500
     Murphy Oil Corp. .....................................................           52,300          2,621,537
     Occidental Petroleum Corp. ...........................................          205,400          6,020,788
     Pennzoil Co. .........................................................          124,600          8,052,275
     Sun Company, Inc. ....................................................          260,300         10,639,762
     USX-Marathon Group ...................................................          215,200          8,096,900
     YPF Sociedad Anonima, ADR ............................................          255,900          8,700,600
                                                                                                   ------------
                                                                                                     67,874,500
                                                                                                   ------------
PAPER & FOREST PRODUCTS                                               1.83%
     Bowater, Inc. ........................................................          155,500          8,776,031
     Fort James Corp. .....................................................           95,800          4,388,838
                                                                                                   ------------
                                                                                                     13,164,869
                                                                                                   ------------
R.E.I.T.S.                                                            0.48%
     Camden Property Trust ................................................           46,000          1,362,750
     Crescent Real Estate Equities Co. ....................................           57,300          2,062,800
                                                                                                   ------------
                                                                                                      3,425,550
                                                                                                   ------------
RESTAURANTS                                                           0.11%
     Bob Evans Farms, Inc. ................................................           12,300            260,606
     Wendy's International, Inc. ..........................................           24,500            546,656
                                                                                                   ------------
                                                                                                        807,262
                                                                                                   ------------

                              THE ZWEIG FUND, INC.
                      STATEMENT OF NET ASSETS--(Continued)
                                 March 31, 1998
                                   (Unaudited)

                                                                                   Number of
                                                                                     Shares            Value
                                                                                   ---------        -----------
RETAIL TRADE & SERVICES                                               3.10%
     Dayton Hudson Corp. ..................................................          104,100       $  9,160,800
     Fingerhut Co., Inc. ..................................................           61,400          1,592,562
     Hasbro, Inc. .........................................................           93,100          3,287,594
     Ross Stores, Inc. ....................................................           74,600          3,291,725
     Supervalu, Inc. ......................................................          106,500          4,965,563
                                                                                                    -----------
                                                                                                     22,298,244
                                                                                                   ------------
TECHNOLOGY                                                            3.88%
     Applied Materials, Inc. ..............................................           56,600(a)       1,998,688
     Dell Computer Corp. ..................................................          144,000(a)       9,756,000
     Digital Equipment Corp. ..............................................           25,900(a)       1,354,893
     Harris Corp. .........................................................           81,600          4,253,400
     Intel Corp. ..........................................................           45,600          3,559,650
     Microsoft Corp. ......................................................           77,400(a)       6,927,300
                                                                                                   ------------
                                                                                                     27,849,931
                                                                                                   ------------
TELECOMMUNICATIONS                                                    4.64%
     BCE, Inc. ............................................................           79,000          3,298,250
     Telefonica de Argentina S.A., ADR ....................................          158,200          6,021,487
     Telecomunicacoes Brasileiras S.A., ADR-- (Telebras) ..................           47,900          6,218,019
     Telefonica de Espana S.A., ADR .......................................           66,400          8,781,400
     Telefonos de Mexico S.A., ADR ........................................          159,400          8,986,175
                                                                                                   ------------
                                                                                                     33,305,331
                                                                                                   ------------
TOBACCO                                                               1.35%
     RJR Nabisco Holdings Corp. ...........................................          264,600          8,285,287
     Universal Corp. ......................................................           32,300          1,423,219
                                                                                                   ------------
                                                                                                      9,708,506
                                                                                                   ------------
TRANSPORTATION                                                        4.10%
     Canadian Pacific Ltd. ................................................          242,500          7,153,750
     CNF Transportation, Inc. .............................................          143,300          5,149,844
     FDX Corp. ............................................................          114,240          8,125,320
     KLM Royal Dutch Airlines N.V., ADR ...................................           61,933          2,516,028
     Laidlaw, Inc. ........................................................          107,400          1,704,975
     Rollins Truck Leasing Corp. ..........................................           61,550            850,159
     US Freightways Corp. .................................................          108,900          3,920,400
                                                                                                   ------------
                                                                                                     29,420,476
                                                                                                   ------------

                                                                                   Number of
                                                                                     Shares            Value
                                                                                   ---------        -----------
UTILITIES-ELECTRIC & NATURAL GAS                                     13.82%
     Allegheny Energy, Inc. ...............................................           64,700       $  2,171,494
     American Electric Power Co., Inc. ....................................           18,000            904,500
     Columbia Gas System, Inc. ............................................           57,200          4,447,300
     CMS Energy Corp. .....................................................          167,200          7,847,950
     Consolidated Edison, Inc. ............................................           73,600          3,440,800
     DQE Inc. .............................................................           85,950          3,201,637
     DTE Energy Co. .......................................................           99,100          3,895,869
     Edison International .................................................          294,500          8,650,937
     FPL Group, Inc. ......................................................          129,600          8,326,800
     FirstEnergy Co. ......................................................           79,200          2,440,350
     GPU, Inc. ............................................................          240,700         10,650,975
     New York State Electric & Gas Corp. ..................................          228,000          9,091,500
     Pacific Enterprises ..................................................           61,300          2,501,806
     PECO Energy Co. ......................................................          211,300          4,675,013
     PG&E Corp. ...........................................................          199,100          6,570,300
     Pinnacle West Capital Corp. ..........................................          166,900          7,416,618
     PP&L Resources, Inc. .................................................          204,900          4,840,763
     Public Service Co. of New Mexico .....................................          101,600          2,482,850
     Sierra Pacific Resources .............................................           59,800          2,246,238
     UtiliCorp United, Inc. ...............................................           88,100          3,474,444
                                                                                                   ------------
                                                                                                     99,278,144
                                                                                                   ------------
            TOTAL COMMON STOCKS                                                                    $616,983,735
                                                                                                   ------------

                              THE ZWEIG FUND, INC.
                      STATEMENT OF NET ASSETS--(Continued)
                                 March 31, 1998
                                   (Unaudited)

                                                                                  Principal
                                                                                    Amount             Value
                                                                                  ---------         -----------
UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS                         4.09%
     United States Treasury Bonds, 10.750%, 5/15/2003 .....................       $4,000,000       $  4,887,500
     United States Treasury Bonds, 7.50%, 11/15/2024 ......................        2,500,000          2,989,843
     United States Treasury Notes, 6.875%, 5/15/2006 ......................        7,500,000          8,039,062
     United States Treasury Notes, 6.50%, 10/15/2006 ......................        8,100,000          8,497,402
     United States Treasury Notes, 6.625%, 5/15/2007 ......................        4,700,000          4,987,875
                                                                                                   ------------
                                                                                                     29,401,682
                                                                                                   ------------
            TOTAL UNITED STATES GOVERNMENT & AGENCY
              OBLIGATIONS .................................................                          29,401,682
                                                                                                   ------------
SHORT-TERM INVESTMENTS                                                9.51%
     Baker Hughes, Inc., 6.00%, 4/1/98 ....................................       20,000,000         20,000,000
     GMAC, 5.55%, 4/6/98 ..................................................       12,700,000         12,690,211
     Merrill Lynch & Co., Inc., 5.58%, 4/3/98 .............................       20,000,000         19,993,800
     Pitney Bowes Credit, 6.00%, 4/1/98 ...................................       15,600,000         15,600,000
                                                                                                   ------------
                                                                                                     68,284,011
                                                                                                   ------------

            TOTAL SHORT-TERM INVESTMENTS ..................................                          68,284,011
TOTAL INVESTMENTS IN SECURITIES ...........................................            99.51%       714,669,428
CASH AND OTHER ASSETS LESS LIABILITIES ....................................             0.49%         3,516,048
                                                                                   ----------      ------------
NET ASSETS (Equivalent to $13.50 per share based on
  53,186,244 shares of capital stock outstanding) .........................           100.00%      $718,185,476
                                                                                   ==========      ============

                                                                                  Number of
                                                                                  Contracts
                                                                                  ---------
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS
     Standard and Poor's June 1998 Short futures ..........................               22(b)     $  (139,700)
                                                                                                    ===========

------------

(a)  Non-income producing security.

(b) The market value of the short futures was $6,105,000 (representing 0.85% of the Fund's net assets) with a cost of $5,965,300

                              THE ZWEIG FUND, INC.
                              FINANCIAL HIGHLIGHTS
                                  March 31,1998
                                   (Unaudited)

                                                                                                Net Asset Value
                                                                     Total Net Assets               per share
                                                               ----------------------------     ----------------
Net Asset Value
  Beginning of period: December 31,1997 ..................                     $666,365,791             $12.63
  Net investment income ..................................     $ 3,383,842                       $0.06
  Net realized and unrealized gains
    on investments .......................................      59,471,502                        1.12
  Dividends from net investment income and
    distributions from net long-term and
    short-term capital gains .............................     (16,357,324)                      (0.31)
  Net asset value of shares issued to
    shareholders for reinvestment of-
    dividends and distributions ..........................       5,321,665                        0.00
                                                               -----------                       -----
    Net increase in net assets/in net asset value ........                       51,819,685               0.87
                                                                               ------------             ------
End of period:March 31,1998 ..............................                     $718,185,476             $13.50
                                                                               ============             ======

--------------------------------------------------------------------------------

KEY INFORMATION

1-800-272-2700       Zweig Shareholder
                     Relations:
                     For general information
                     and literature

(212) 644-2188       The Zweig Fund Hot Line:
                     For updates on net asset
                     value, share price, major
                     industry groups and other
                     key information

--------------------------------------------------------------------------------
                                REINVESTMENT PLAN

     Many of you have questions about our reinvestment plan. We urge shareholders who want to take advantage of this plan and whose shares are held in "Street Name," to consult your broker as soon as possible to determine if you must change registration into your own name to participate.
--------------------------------------------------------------------------------

                                   ----------

     Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may from time to time purchase its shares of common stock in the open market when Fund shares are trading at a discount of 10% or more from their net asset value.

OFFICERS AND DIRECTORS

Martin E. Zweig, Ph.D.
Chairman of the Board and President

Jeffrey Lazar
Director, Vice President and Treasurer

Stuart B. Panish
Vice President and Secretary

Christopher M. Capano
Assistant Vice President

Annemarie Gilly
Director

Eugene J. Glaser
Director

Elliot S. Jaffe
Director

Alden C. Olson, Ph.D.
Director

James B. Rogers, Jr.
Director

Anthony M. Santomero, Ph.D.
Director

Robert E. Smith
Director

Investment Adviser

Zweig Advisors Inc.
900 Third Avenue
New York, New York 10022

Fund Administrator

Zweig/Glaser Advisers
900 Third Avenue
New York, New York 10022

Custodian

The Bank of New York
48 Wall Street
New York, New York 10015

Transfer Agent

State Street Bank & Trust Co.
225 Franklin Street
Boston, MA 02110

Legal Counsel

Rosenman & Colin LLP
575 Madison Avenue
New York, New York 10022
--------------------------------------------------------------------------------

     This report is transmitted to the shareholders of The Zweig Fund, Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.


ZF981                                                                 4902-1Q-98